Segmental analysis - Results by Geographical Area (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Sales and other operating revenues	$ 189,185	$ 210,130	$ 241,392
Production and similar taxes	1,799	1,779	2,325
Non-current assets	145,352	148,054	149,381
US
Disclosure of geographical areas [line items]
Sales and other operating revenues	58,804	60,577	71,118
Production and similar taxes	149	136	194
Non-current assets	63,415	64,238	60,237
Non-US
Disclosure of geographical areas [line items]
Sales and other operating revenues	130,381	149,553	170,274
Production and similar taxes	1,650	1,643	2,131
Non-current assets	81,937	83,816	89,144
United Kingdom
Disclosure of geographical areas [line items]
Sales and other operating revenues	24,577	39,975	36,541
Non-current assets	$ 25,354	$ 23,949	$ 24,813